Marketable Securities	12 Months Ended
Mar. 31, 2024
Marketable Securities
Marketable Securities
4.	MARKETABLE SECURITIES

As at March 31, 2024, the fair value of its current holdings was $41,587 (March 31, 2023 - $139,284) and during the year ended March 31, 2024 there was a negative change of fair value adjustment of $97,698 (March 31, 2023 – $167,890). The marketable securities include 550,000 units (shares and warrants) of Carlyle Commodities Corp., a Canadian public company listed on the TSX Venture Exchange.

As at March 31, 2024 , the Company held the following marketable securities:

Company	Shares/Warrants Held	Cost	Fair Value	Fair Value Increase(Decrease)
	(#)	($)	($)	($)
Carlyle Commodities Corp - Shares	550,000	907,500	24,750	(882,750)
Carlyle Commodities Corp - Warrants	550,000	727,000	3,000	(724,000)
Other	1,678,839	14,237	13,837	(400)
Total	2,778,839	1,648,737	41,587	(1,607,150)